SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2023
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation of the financial statements
a.	Basis of preparation of the interim condensed consolidated financial statements:

The interim condensed consolidated financial statements for the six months ended June 30, 2022 have been prepared in accordance with generally accepted accounting principles for the preparation of financial statements for interim periods, as prescribed in IAS 34, “Interim Financial Reporting.

The significant accounting policies and methods of computation adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the annual financial statements, except as described in b. below.

Initial adoption of amendments to International Financial Reporting Standards
b.	Initial adoption of amendments to International Financial Reporting Standards:

1. Amendment to IAS 8, “Accounting Policies, Changes to Accounting Estimates and Errors”:

In February 2021, the IASB issued an amendment to IAS 8, “Accounting Policies, Changes to Accounting Estimates and Errors” (“the Amendment”), in which it introduces a new definition of “accounting estimates”.

Accounting estimates are defined as “monetary amounts in financial statements that are subject to measurement uncertainty”. The Amendment clarifies the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors.

The Amendment is to be applied prospectively for annual reporting periods beginning on or after January 1, 2023 and is applicable to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period.

The application of the Amendment did not have a material impact on the Company’s interim financial statements.

2. Amendment to IAS 12, “Income Taxes:

In May 2021, the IASB issued an amendment to IAS 12, “Income Taxes” (“IAS 12”), which narrows the scope of the initial recognition exception under IAS 12.15 and IAS 12.24 (“the Amendment”).

According to the recognition guidelines of deferred tax assets and liabilities, IAS 12 excludes recognition of deferred tax assets and liabilities in respect of certain temporary differences arising from the initial recognition of certain transactions. This exception is referred to as the “initial recognition exception”. The Amendment narrows the scope of the initial recognition exception and clarifies that it does not apply to the recognition of deferred tax assets and liabilities arising from transactions that are not a business combination and that give rise to equal taxable and deductible temporary differences, even if they meet the other criteria of the initial recognition exception.

The Amendment is effective for annual reporting periods beginning on or after January 1, 2023. In relation to leases and decommissioning obligations, the Amendment is applied commencing from the earliest reporting period presented in the financial statements in which the Amendment is initially applied. The cumulative effect of the initial application of the Amendment is recognized as an adjustment to the opening balance of retained earnings (or another component of equity, as appropriate) at that date.

The application of the Amendment did not have a material impact on the Company’s interim financial statements.